Property & Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 683,045	$ 435,289
Accumulated depreciation	(385,610)	(277,290)
Total, net	297,435	157,999
Office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,232	8,856
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	153,852	147,591
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	23,334	13,189
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 496,627	$ 265,653